Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name	$ 4,777,301	$ 4,078,425	¥ 32,950,000	¥ 25,990,168
Longwan Rural Commercial Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name	$ 173,984	$ 188,312	1,200,000	1,200,000
Issuance Date	Jun. 15, 2022	Jul. 06, 2021
Expiration Date	Jun. 14, 2023	Jul. 05, 2022
Interest	9.60%	9.61%
Zhejiang Chouzhou Commercial Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name	$ 253,725		1,750,000
Issuance Date	Jun. 15, 2022
Expiration Date	Jun. 14, 2023
Interest	9.60%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name	$ 1,449,864	$ 1,020,023	10,000,000	6,500,000
Issuance Date	Aug. 02, 2022	Apr. 16, 2021
Expiration Date	Feb. 02, 2023	Apr. 15, 2022
Interest	4.10%	4.35%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name	$ 1,449,864		10,000,000
Issuance Date	Aug. 09, 2022
Expiration Date	Aug. 09, 2023
Interest	4.10%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name	$ 1,449,864		¥ 10,000,000
Issuance Date	Aug. 16, 2022
Expiration Date	Aug. 15, 2023
Interest	4.10%
Longwan Rural Commercial Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 274,622		1,750,000
Issuance Date		Jul. 06, 2021
Expiration Date		Jul. 05, 2022
Interest		10.00%
Minsheng Bank [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 2,118,509		13,500,000
Issuance Date		Apr. 12, 2021
Expiration Date		Apr. 08, 2022
Interest		4.30%
WeBank Shenzhen [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 236,959		1,510,000
Issuance Date		Dec. 24, 2021
Expiration Date		Dec. 31, 2021
Interest		7.92%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 102,000		650,321
Issuance Date		Dec. 01, 2021
Expiration Date		Feb. 28, 2022
Interest		4.30%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 95,000		605,692
Issuance Date		Dec. 01, 2021
Expiration Date		Feb. 28, 2022
Interest		3.01%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 36,000		229,525
Issuance Date		Dec. 01, 2021
Expiration Date		Feb. 28, 2022
Interest		4.30%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Schedule of short-term borrowings from financial institutions [Line Items]
Bank Name		$ 7,000		¥ 44,630
Issuance Date		Dec. 01, 2021
Expiration Date		Feb. 28, 2022
Interest		4.30%